Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value Assumptions
The main inputs and assumptions into the fair value model for the Convertible Notes at December 31, 2015 were as follows:

Company's stock price at the end of the period	$1.59
Expected volatility	67.80%
Credit spreads	69.21%
Risk-free interest rate	1.05%

Measurement of assets and liabilities at fair value on a recurring basis
The liabilities measured at fair value on a recurring basis were as follows:

	Level 1	Level 2	Level 3	Total (a)
As of December 31, 2015
Derivative liability for commodity hedges	$—	$1,015	$—	$1,015
As of December 31, 2014
Derivative liability for commodity hedges	$—	$1,615	$—	$1,615

(a) As of December 31, 2015, the entire derivative liability for commodity hedges balance of $1,015 is short-term and is included in accrued and other current liabilities in the Consolidated Balance Sheets. As of December 31, 2014, the short-term portion of the derivative liability for commodity hedges of $1,137 is included in accrued and other current liabilities and the long-term portion of $478 is included in other non-current liabilities in the Consolidated Balance Sheets.